Financial instruments (Details Narrative)	12 Months Ended
Dec. 31, 2022 CAD ($)
Financial Instruments
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	$ 38,000
Possible effect of 10% change in exchange rate regarding the MXN to the net income (loss)	32,000
Possible effect of 1% change in the interest rate to the net income (loss)	67,000
Possible effect of 1% change in the commodity price to the net income (loss)	$ 10,000